UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2653

Dreyfus Bond Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	8/31
Date of reporting period:	2/28/09

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus

Municipal Bond Fund

SEMIANNUAL REPORT February 28, 2009

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
29	Financial Highlights
30	Notes to Financial Statements
37	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Municipal Bond Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Bond Fund, covering the six-month period from September 1, 2008, through February 28, 2009.

The reporting period was extremely challenging for investors.The U.S. economy has continued to weaken amid plunging housing prices, rising unemployment and tight credit conditions. Meanwhile, the worst financial crisis of our generation has driven major financial institutions and automobile manufacturers to the brink of bankruptcy.Although government and monetary authorities have responded aggressively with massive bailouts, low interest rates, liquidity injections and economic stimulus programs,most asset classes have performed poorly.Municipal bonds have encountered heightened volatility as credit conditions and the fiscal conditions of most states and municipalities deteriorated, but the major municipal bond indices still managed to eke out positive total returns for the reporting period.

We so far have seen no signs of imminent improvement in the economic climate, but the financial markets appear to have priced in investors’ generally low expectations. In previous recessions, the markets have tended to anticipate economic rebounds before they occur, leading to major market rallies when few expected them.That is why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk. As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation March 16, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through February 28, 2009, as provided by James Welch, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2009, Dreyfus Municipal Bond Fund produced a total return of –3.88%.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, produced a total return of 0.05%.The average total return for the funds in the Lipper Municipal Debt Funds category was –4.58% for the same period.2,3

Municipal bonds suffered bouts of poor liquidity and heightened volatility due to a severe financial crisis and economic downturn. The fund produced lower returns than its benchmark mainly due to the severe effects of the recession and financial crisis on lower rated municipal bonds. However, the fund produced higher returns than its category average, as relatively defensive security selection and interest-rate strategies cushioned losses during downdrafts but limited participation in market rallies.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax.The fund will invest at least 75% of its assets in municipal bonds rated A or better or the unrated equivalent as determined by Dreyfus.4 The fund may invest up to 25% of its assets in municipal bonds rated below A or the unrated equivalent as determined by Dreyfus, including bonds rated below investment-grade quality (“high yield” or “junk” bonds).The dollar-weighted average maturity of the fund’s portfolio is not restricted, but normally exceeds 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

assess the current interest rate environment and the municipal bond’s potential volatility under different interest rate scenarios. We focus on bonds with the potential to offer attractive current income or that are trading at attractive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value. The fund’s allocation to either discount bonds or premium bonds will change along with our changing views of the current interest rate and market environments.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Financial Crisis and Recession Sparked Heightened Volatility

An intensifying credit crisis and a severe recession roiled most financial markets, including municipal bonds, over the reporting period. Slumping home values, rising unemployment and plunging consumer confidence contributed to one of the worst recessions since the Great Depression, putting pressure on the fiscal conditions of most states and municipalities. Meanwhile, an ongoing credit crunch escalated in September 2008 into a global financial crisis that punished a number of large financial institutions, including major municipal bond insurers and dealers. These developments sparked a “flight to quality” in which investors fled riskier assets in favor of traditional safe havens, especially U.S.Treasury securities.

While municipal bonds generally fared far better than riskier assets, such as equities, yield differences between municipal bonds and comparable Treasuries moved toward historically wide levels over the first half of the reporting period, when deleveraging among institutional investors resulted in widespread selling pressure even for creditworthy securities. A subsequent market rally helped the municipal bond market regain some of its previous losses as investors began to recognize attractive values among bonds from fundamentally sound issuers.

Defensive Strategies Cushioned Losses

In this tumultuous market environment, we adopted a generally defensive investment posture. Whenever market liquidity allowed, we attempted to upgrade the fund’s credit profile by reducing its positions in corporate-backed municipal bonds in favor of general obligation bonds and essential-purpose revenue bonds from municipal issuers we considered fiscally sound.We generally avoided new purchases of bonds from California and other states experiencing severe budget pressures.

Our interest-rate strategies also reflected a conservative position. We maintained the fund’s average duration in a range we considered modestly shorter than industry averages. Although this strategy prevented the fund from participating more fully in the benefits of declining short-term interest rates, it helped mitigate the effects of heightened market volatility.We generally focused on bonds in the 18- to 20-year maturity range, which provided much of the yield of longer-term bonds but entailed less risk should inflation accelerate as a result of massive government borrowing and spending.

Maintaining a Cautious Investment Posture

As of the reporting period’s end, the U.S. economy has remained weak, and the financial crisis has persisted. However, municipal bond prices currently appear to reflect investors’ low economic expectations, and we have begun to identify attractive values among bonds that may have been punished too severely in the downturn. Consequently, while we have maintained a defensive posture in anticipation of heightened market volatility over the foreseeable future, we may begin to seek to take advantage of opportunities later in the year.

March 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
3	Source: Lipper Inc.
4	The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Fund from September 1, 2008 to February 28, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended February 28, 2009

Expenses paid per $1,000††	$3.79
Ending value (after expenses)	$961.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended February 28, 2009

Expenses paid per $1,000††	$3.91
Ending value (after expenses)	$1,020.93

† Expenses are equal to the fund's annualized expense ratio of .78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 28, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.4%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—2.7%
Alabama Public School and
College Authority, Capital
Improvement Bonds	5.50	7/1/19	29,250,000	30,077,482
Courtland Industrial Development
Board, EIR (International
Paper Company Project)	6.25	8/1/25	8,000,000	5,645,360
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/20	15,000,000	9,972,300
Alaska—1.1%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; FSA)	6.00	7/1/17	5,730,000	6,136,773
Alaska International Airports
System, Revenue (Insured; AMBAC)	5.75	10/1/12	4,500,000 [a]	5,148,855
Anchorage,
Electric Utility Revenue
(Insured; MBIA, Inc.)	6.50	12/1/15	6,135,000	7,262,981
Arizona—3.0%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power
Company Project)	5.85	3/1/28	7,750,000	6,787,062
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power
Company Project)	5.88	3/1/33	27,570,000	23,136,468
Arizona Health Facilities
Authority, Revenue
(Banner Health)	6.00	1/1/30	11,000,000	11,068,200
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	9,000,000	9,331,110
California—11.0%
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Kern County Tobacco Funding
Corporation)	6.25	6/1/37	6,100,000	4,072,238

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Department of Veterans
Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000		6,270,160
California Department of Water
Resources, Power Supply Revenue	5.13	5/1/12	20,500,000	[a]	23,030,315
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.50	12/1/11	1,280,000	[a]	1,424,499
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.50	12/1/11	60,000	[a]	66,773
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.50	12/1/16	6,330,000		6,864,379
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/27	17,350,000		17,749,050
California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	10,825,000		10,089,441
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	12,000,000		12,253,320
California Public Works Board,
LR (Department of Mental
Health) (Coalinga State Hospital)	5.13	6/1/29	10,000,000		8,799,800
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center Project)	5.38	12/1/37	10,325,000		7,437,304
Chabot-Las Positas Community
College District, GO
(Insured; AMBAC)	0.00	8/1/42	60,655,000	[b]	7,731,693
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.50	12/1/21	11,725,000		11,760,761
Coast Community College District,
GO (Insured; FSA)	0.00	8/1/29	15,000,000	[b]	11,796,750
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/13	28,495,000	[a]	32,135,236

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	5,000,000		3,114,400
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/47	10,000,000		5,390,600
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	7,575,000		4,566,513
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 34E) (Insured; FSA)	5.75	5/1/22	7,000,000		7,029,050
San Mateo County Community College
District, GO (Insured; MBIA, Inc.)	0.00	9/1/25	10,000,000	[b]	3,783,500
Colorado—.3%
University of Colorado Hospital
Authority, Revenue	5.00	11/15/37	8,100,000		5,838,885
Delaware—.7%
Delaware Economic Development
Authority, Water Revenue
(United Water Delaware
Project) (Insured; AMBAC)	6.20	6/1/25	5,000,000		5,000,250
Delaware Transportation Authority,
Transportation System
Senior Revenue	5.00	7/1/26	6,245,000		6,487,556
District of Columbia—.5%
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.50	5/15/33	7,920,000		5,525,309
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46 184,975,000		[b]	3,594,064

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida—5.5%
Florida Department of
Environmental Protection,
Revenue (Insured; FGIC)	5.75	7/1/13	10,270,000		10,848,509
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue (Collateralized:
FHLMC, FNMA and GNMA)	5.10	7/1/31	4,685,000		4,177,333
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.50	6/1/16	12,000,000		12,988,440
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/29	7,990,000	[c]	8,014,849
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/30	8,390,000	[c]	8,335,045
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/16	265,000	[a]	309,525
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	5,735,000		4,818,834
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/24	10,110,000		10,077,041
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	12/1/12	2,090,000	[a]	2,405,966
Orlando Utilities Commission,
Water and Electric Revenue	6.75	10/1/17	15,875,000		19,173,190
Tampa,
Utility Tax and Special
Revenue (Insured; AMBAC)	5.75	10/1/13	9,100,000		10,354,708
Georgia—5.1%
Atlanta Development Authority,
Student Housing Revenue (ADA/CAU
Partners, Inc. Project at Clark
Atlanta University) (Insured; ACA)	6.25	7/1/14	4,245,000		3,606,000

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia (continued)
Augusta,
Water and Sewerage Revenue
(Insured; FSA)	5.25	10/1/39	11,975,000		12,107,324
Chatham County Hospital Authority,
Improvement Revenue (Memorial
Health University)	5.75	1/1/29	3,600,000		2,651,256
Fulton County Facilities
Corporation, COP (Fulton
County Public Purpose Project)
(Insured; AMBAC)	5.50	11/1/18	11,630,000		12,338,848
Georgia,
GO	5.80	11/1/09	19,580,000	[a]	20,674,914
Georgia,
GO	5.80	11/1/09	20,000,000	[a]	21,118,400
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.63	9/1/14	5,100,000	[a]	6,067,878
Private Colleges and Universities
Authority, Revenue (Mercer
University Project)	5.75	10/1/11	6,000,000	[a]	6,777,540
Hawaii—.9%
Hawaii,
GO (Insured; FSA)	5.80	9/1/09	14,000,000	[a]	14,518,980
Idaho—.9%
Idaho Housing Agency,
MFHR	6.70	7/1/24	8,195,000		8,200,327
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	7,625,000		6,194,321
Illinois—4.7%
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	15,000,000		15,250,800
Chicago O’Hare International
Airport, General Airport Third
Lien Revenue (Insured; FGIC)	5.25	1/1/23	21,370,000		21,417,228

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
Chicago O’Hare International
Airport, Special Facility Revenue
(American Airlines, Inc. Project)	5.50	12/1/30	12,000,000		5,228,160
Illinois Finance Authority,
Revenue (Northwestern
Memorial Hospital)	5.50	8/15/14	22,310,000	[a]	26,180,339
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	10,000,000	[a]	10,846,600
Kansas—1.2%
Wichita,
Hospital Facilities Improvement
Revenue (Christi Health System)	5.50	11/15/26	7,000,000		6,697,810
Wyandotte County Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.60	9/1/23	12,010,000		12,950,143
Kentucky—.5%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000		7,930,419
Louisiana—.2%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000		2,653,800
Maryland—1.0%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	6.00	7/1/39	10,000,000		9,999,100
Maryland Economic Development
Corporation, Student Housing
Revenue (Frostburg State
University Project)	6.25	10/1/33	8,580,000		6,151,345
Massachusetts—2.1%
Massachusetts,
Consolidated Loan (Insured; FSA)	5.25	8/1/24	12,000,000		12,787,920

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured;
Assured Guaranty)	6.13	1/1/22	6,900,000		7,032,756
Massachusetts Housing Finance
Agency, Housing Revenue	5.30	6/1/49	6,250,000		5,436,187
Massachusetts Municipal Wholesale
Electric Company, Power Supply
System Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA, Inc.)	5.25	7/1/13	10,000,000		10,489,200
Michigan—1.1%
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.25	7/1/40	7,500,000		5,308,725
Michigan Strategic Fund, SWDR
(Genesee Power Station Project)	7.50	1/1/21	3,905,000		3,133,060
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/48	15,650,000		9,219,259
Mississippi—.3%
Mississippi Home Corporation,
SFMR (Collateralized: FNMA
and GNMA)	6.25	12/1/32	5,235,000		5,378,963
Missouri—1.1%
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.25	5/1/22	10,000,000		10,969,200
Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Airport Development Program)
(Insured; MBIA, Inc.)	5.63	7/1/11	5,000,000	[a]	5,487,300
Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Airport Development Program)
(Insured; MBIA, Inc.)	5.63	7/1/11	2,500,000	[a]	2,743,650

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Nebraska—2.5%
Omaha Public Power District,
Electric Revenue	5.50	2/1/14	37,300,000	42,009,125
Nevada—.8%
Clark County,
IDR (Nevada Power
Company Project)	5.60	10/1/30	3,000,000	2,058,120
Clark County,
IDR (Nevada Power
Company Project)	5.90	11/1/32	15,000,000	10,738,050
New Hampshire—.9%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; MBIA, Inc.)	6.00	5/1/21	15,500,000	14,355,480
New Jersey—8.3%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000	7,718,725
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.50	6/15/24	11,120,000	8,731,313
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.50	6/15/31	8,000,000	5,752,880
New Jersey Economic Development
Authority, PCR (Public Service
Electric and Gas Company
Project) (Insured; MBIA, Inc.)	6.40	5/1/32	39,140,000	36,694,924
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty)	6.13	6/1/30	10,000,000	9,981,200
New Jersey Transit Corporation,
Federal Transit Administration
Grants, COP (Master Lease
Agreement) (Insured; AMBAC)	5.75	9/15/10	15,000,000 [a]	16,071,600
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.75	6/15/18	7,750,000	8,729,988

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.75	6/15/20	12,645,000		14,114,223
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/27	14,750,000		14,801,035
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	3,000,000	[a]	3,592,470
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	12,065,000	[a]	14,565,109
New Mexico—.6%
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue (Insured; MBIA, Inc.)	5.25	6/15/20	8,000,000		8,539,360
New Mexico Mortgage Financing
Authority, Mortgage-Backed
Securities Revenue	6.80	1/1/26	780,000		817,557
New York—16.1%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151th Series)	6.00	9/15/28	25,000,000	[d,e]	25,435,375
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	9,000,000		9,482,670
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.50	12/1/12	10,000,000		11,362,100
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.50	12/1/13	25,860,000		30,029,149
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	17,025,000		19,361,000
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/31	8,250,000		7,977,502

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC)	5.50	11/15/19	5,000,000		5,166,050
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	10,000,000		8,780,600
New York City,
GO	5.75	3/1/13	5,505,000	[a]	6,383,323
New York City,
GO	5.75	3/1/18	7,800,000		8,584,446
New York City,
GO	5.25	8/15/24	18,500,000		18,577,145
New York City,
GO (Insured; MBIA, Inc.)	5.50	5/15/09	11,180,000	[a]	11,412,991
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	10,360,000		8,738,142
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	14,000,000		10,815,840
New York City Transitional Finance
Authority, Building Aid Revenue	4.50	1/15/38	12,210,000		10,391,687
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.75	2/15/10	2,150,000	[a]	2,276,313
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.75	2/15/10	9,910,000	[a]	10,492,213
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.50	5/1/10	29,100,000	[a,d,e]	30,991,209
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/23	13,000,000		13,516,490

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)	7.50	7/1/10	1,895,000	1,982,909
New York State Dormitory Authority,
Insured Revenue (New York
University) (Insured; MBIA, Inc.)	5.75	7/1/27	9,500,000	10,741,745
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	6.13	12/1/29	5,000,000	3,746,900
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	6,500,000	4,663,100
North Carolina—.1%
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	1,075,000	1,109,884
Ohio—.8%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	22,435,000	14,067,642
Oklahoma—.4%
Claremore Industrial and
Redevelopment Authority, EDR
(Yuba Project)	8.38	7/1/11	7,500,000	7,102,200
Oregon—.3%
Oregon Department of
Administrative Services,
Lottery Revenue (Insured; FSA)	5.00	4/1/26	5,000,000	5,191,200
Pennsylvania—.3%
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	12,000,000	5,377,080
South Carolina—1.3%
Greenville County School District,
Installment Purchase
Revenue (Building Equity
Sooner for Tomorrow)	5.88	12/1/12	4,000,000 [a]	4,643,040

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
South Carolina (continued)
Greenville County School District,
Installment Purchase
Revenue (Building Equity
Sooner for Tomorrow)	5.00	12/1/23	15,000,000	15,261,450
South Carolina Housing Finance and
Development Authority,
Mortgage Revenue	6.70	7/1/27	1,215,000	1,215,765
South Carolina Housing Finance and
Development Authority,
Mortgage Revenue
(Collateralized; FHA)	6.75	7/1/26	625,000	625,488
Tennessee—1.6%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/36	10,525,000	7,482,328
Tennessee Energy Acquisition
Corporation, Gas Project Revenue	5.00	2/1/25	10,000,000	6,632,700
Tennessee Energy Acquisition
Corporation, Gas Project Revenue	5.00	2/1/27	19,485,000	12,579,126
Texas—9.6%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc. Project)	5.75	12/1/29	5,000,000	2,100,750
Brazos River Authority,
PCR (TXU Electric
Company Project)	8.25	5/1/33	9,000,000	5,293,350
Brazos River Authority,
PCR (TXU Energy
Company LLC Project)	6.75	10/1/38	5,790,000	2,852,849
Cities of Dallas and Fort Worth,
Dallas/Fort Worth International
Airport, Facility Improvement
Corporation Revenue
(Learjet Inc. Project)	6.15	1/1/16	5,865,000	4,844,431
Cities of Dallas and Fort Worth,
Dallas/Fort Worth International
Airport, Joint Improvement
Revenue (Insured; FGIC)	5.75	11/1/14	15,070,000	15,700,529

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Cities of Dallas and Fort Worth,
Dallas/Fort Worth International
Airport, Joint Improvement
Revenue (Insured; FGIC)	5.75	11/1/15	10,000,000	10,362,900
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann
Healthcare System)	7.25	12/1/35	7,000,000	7,366,310
Harris County Hospital District,
Mortgage Revenue
(Insured; AMBAC)	7.40	2/15/10	1,085,000	1,137,015
Houston,
Airport System Special Facilities
Revenue (Continental Airlines, Inc.
Airport Improvement Projects)	5.70	7/15/29	2,000,000	1,196,180
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	7.00	7/1/29	5,800,000	4,229,418
Houston,
Combined Utility System, First
Lien Revenue (Insured; FSA)	5.25	5/15/21	18,075,000	18,889,279
Houston Area Water Corporation,
City of Houston Contract
Revenue (Northeast Water
Purification Plant Project)
(Insured; FGIC)	5.25	3/1/12	2,470,000 [a]	2,723,101
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.75	1/1/40	15,000,000	15,321,750
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	10,000,000	9,148,400
San Antonio,
Water System Revenue
(Insured; FSA)	5.50	5/15/20	2,400,000	2,583,312
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; MBIA, Inc.)	5.75	2/15/14	9,470,000	10,974,783

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Texas Transportation Commission,
State Highway Fund First
Tier Revenue	5.00	4/1/26	20,000,000	20,641,200
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	12,000,000	11,272,800
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.50	8/15/39	2,500,000	2,261,600
Tyler Health Facilities
Development Corporation, HR
Refunding and Improvement
Bonds (East Texas Medical
Center Regional Healthcare
System Project)	5.38	11/1/37	20,000,000	13,498,800
Utah—.7%
Intermountain Power Agency,
Subordinated Power
Supply Revenue	5.25	7/1/22	11,000,000	11,187,000
Virginia—2.4%
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,637,790
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/15	10,000,000 [a]	11,215,500
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; MBIA, Inc.)	5.15	7/1/20	5,210,000	5,930,387
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	8,250,000	7,877,760
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	13,750,000	14,381,950
Washington—2.4%
Bellevue,
Limited Tax GO (New City
Building) (Insured; MBIA, Inc.)	5.50	12/1/39	10,720,000	10,884,338

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington (continued)
Seattle,
Municipal Light and Power
Improvement Revenue
(Insured; FSA)	5.50	3/1/13	11,585,000		12,285,777
Seattle,
Municipal Light and Power
Improvement Revenue
(Insured; FSA)	5.50	3/1/16	15,400,000		16,309,678
West Virginia—.8%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	10,000,000		7,527,400
West Virginia,
Infrastructure GO (Insured; FGIC)	6.50	11/1/16	2,600,000	[a]	3,350,698
West Virginia State Building
Commission, Subordinate LR
(West Virginia Regional Jail
and Correctional Facility
Authority) (Insured; AMBAC)	5.38	7/1/21	2,505,000		2,664,268
Wisconsin—2.3%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	25,000,000		25,205,750
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.63	2/15/29	9,725,000		7,460,339
Wisconsin Health and Educational
Facilities Authority, Revenue
(FH Healthcare Development
Inc. Project)	6.25	11/15/09	5,000,000	[a]	5,251,650
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic)	5.38	2/15/34	1,000,000		694,220
U.S. Related—2.3%
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	7,000,000		6,375,810
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	20,050,000	[a]	21,413,200

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Infrastructure
Financing Authority, Special
Obligation Bonds	5.50	10/1/32	7,000,000		7,454,860
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	23,400,000	[b]	2,851,290
Total Long-Term Municipal Investments
(cost $1,749,882,252)					1,651,256,012

Short-Term Municipal
Investments—2.9%
California—.1%
Irvine Reassessment District,
Limited Obligation Improvement
Bonds (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	1.25	3/1/09	1,000,000	[f]	1,000,000
Florida—.3%
Escambia County Health Facilities
Authority, Healthcare
Facilities Revenue, Refunding
(Azalea Trace, Inc. Obligated
Group) (LOC; Bank of America)	0.90	3/1/09	4,500,000	[f]	4,500,000
Idaho—.2%
Idaho Health Facilities Authority,
Revenue (Saint Luke’s Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	1.10	3/1/09	3,825,000	[f]	3,825,000
New Hampshire—.1%
New Hampshire Health and
Educational Facilities
Authority, Revenue (University
System of New Hampshire Issue)
(Liquidity Facility; JPMorgan
Chase Bank)	0.70	3/1/09	2,000,000	[f]	2,000,000
New York—.7%
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC;
Dexia Credit Locale)	1.25	3/1/09	1,000,000	[f]	1,000,000

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Dexia
Credit Locale)	1.17	3/1/09	10,200,000	[f]	10,200,000
Pennsylvania—.6%
Bethlehem Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.25	3/7/09	2,000,000	[f]	2,000,000
Montgomery County Industrial
Development Authority, PCR,
Refunding (Exelon Generating
Company, LLC Project) (LOC;
Wachovia Bank)	0.65	3/7/09	8,450,000	[f]	8,450,000
Washington—.9%
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Mirabella Project)
(LOC; HSH Nordbank)	1.00	3/1/09	15,000,000	[f]	15,000,000
Total Short-Term Municipal Investments
(cost $47,975,000)					47,975,000

Total Investments (cost $1,797,857,252)			101.3%		1,699,231,012
Liabilities, Less Cash and Receivables			(1.3%)		(22,506,181)
Net Assets			100.0%		1,676,724,831

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Purchased on a delayed delivery basis.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities amounted to $56,426,584 or 3.4% of net assets.
e	Collateral for floating rate borrowings.
f	Variable rate demand note—rate shown is the interest rate in effect at February 28, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	46.1
AA		Aa		AA	24.5
A		A		A	7.4
BBB		Baa		BBB	14.5
BB		Ba		BB	1.4
B		B		B	2.1
CCC		Caa		CCC	.4
F1		MIG1/P1		SP1/A1	2.8
Not Rated[g]		Not Rated[g]		Not Rated[g]	.8
					100.0

† Based on total investments.
g Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES February 28, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,797,857,252	1,699,231,012
Interest receivable		24,772,445
Receivable for investment securities sold		322,001
Receivable for shares of Common Stock subscribed		31,575
Prepaid expenses		22,080
		1,724,379,113
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		929,648
Cash overdraft due to Custodian		1,679,198
Payable for floating rate notes issued—Note 4		27,050,000
Payable for investment securities purchased		16,622,989
Payable for shares of Common Stock redeemed		1,073,601
Interest and expense payable related to
floating rate notes issued—Note 4		182,086
Interest payable—Note 2		85
Accrued expenses		116,675
		47,654,282
Net Assets ($)		1,676,724,831
Composition of Net Assets ($):
Paid-in capital		1,923,794,236
Accumulated undistributed investment income—net		320,780
Accumulated net realized gain (loss) on investments		(148,763,945)
Accumulated net unrealized appreciation
(depreciation) on investments		(98,626,240)
Net Assets ($)		1,676,724,831
Shares Outstanding
(600 million shares of $.001 par value Common Stock authorized)		160,023,169
Net Asset Value, offering and redemption price per share—($)		10.48

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2009 (Unaudited)

Investment Income ($):
Interest Income	48,360,124
Expenses:
Management fee—Note 3(a)	5,002,085
Shareholder servicing costs—Note 3(b)	893,827
Interest and expense related to floating rate notes issued—Note 4	371,790
Directors’ fees and expenses—Note 3(c)	68,136
Professional fees	50,835
Custodian fees—Note 3(b)	48,479
Loan commitment fees—Note 2	27,515
Prospectus and shareholders’ reports	21,900
Registration fees	13,136
Miscellaneous	32,947
Total Expenses	6,530,650
Less—reduction in fees due to earnings credits—Note 1(b)	(25,355)
Net Expenses	6,505,295
Investment Income—Net	41,854,829
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(17,231,076)
Net unrealized appreciation (depreciation) on investments	(99,938,688)
Net Realized and Unrealized Gain (Loss) on Investments	(117,169,764)
Net (Decrease) in Net Assets Resulting from Operations	(75,314,935)

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008
Operations ($):
Investment income—net	41,854,829	86,857,350
Net realized gain (loss) on investments	(17,231,076)	(19,965,851)
Net unrealized appreciation
(depreciation) on investments	(99,938,688)	(32,909,530)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(75,314,935)	33,981,969
Dividends to Shareholders from ($):
Investment income—net	(42,012,203)	(86,295,978)
Capital Stock Transactions ($):
Net proceeds from shares sold	20,123,653	76,964,836
Dividends reinvested	28,599,152	58,836,323
Cost of shares redeemed	(98,536,158)	(197,251,702)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(49,813,353)	(61,450,543)
Total Increase (Decrease) in Net Assets	(167,140,491)	(113,764,552)
Net Assets ($):
Beginning of Period	1,843,865,322	1,957,629,874
End of Period	1,676,724,831	1,843,865,322
Undistributed investment income—net	320,780	478,154
Capital Share Transactions (Shares):
Shares sold	1,932,398	6,767,980
Shares issued for dividends reinvested	2,768,615	5,180,996
Shares redeemed	(9,486,270)	(17,299,368)
Net Increase (Decrease) in Shares Outstanding	(4,785,257)	(5,350,392)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2009			Year Ended August 31,
(Unaudited)		2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	11.19	11.50	11.86	12.01	11.84	11.51
Investment Operations:
Investment income—net[a]	.26	.52	.51	.51	.52	.48
Net realized and
unrealized gain
(loss) on investments	(.71)	(.31)	(.36)	(.15)	.17	.34
Total from Investment
Operations	(.45)	.21	.15	.36	.69	.82
Distributions:
Dividends from
investment
income—net	(.26)	(.52)	(.51)	(.51)	(.52)	(.49)
Net asset value,
end of period	10.48	11.19	11.50	11.86	12.01	11.84
Total Return (%)	(3.88)[b]	1.74	1.21	3.14	5.94	7.20
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.78[c]	.80	.89	.86	.81	.78
Ratio of net expenses
to average net assets	.78[c,d]	.80[d]	.89[d]	.86[d]	.77	.74
Ratio of interest expense
related to floating
rate notes issued to
average net assets	.04[c]	.08	.16	.14	.09	.06
Ratio of net investment
income to average
net assets	5.02[c]	4.56	4.31	4.35	4.36	4.12
Portfolio
Turnover Rate	9.33[b]	37.04	40.26	36.31	29.74	47.77
Net Assets,
end of period
($ x 1,000)	1,676,725	1,843,865	1,957,630	1,984,322	2,085,236	2,143,305

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Fund (the “fund”) is a series of Dreyfus Bond Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investment in
Securities	0	1,699,231,012	0	1,699,231,012
Other Financial
Instruments†	0	0	0	0
Liabilities ($)
Other Financial
Instruments†	0	0	0	0

†	Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and any options contracts.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $118,211,071 available for federal income tax puposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2008. If not applied, $15,710,287 of the carryover expires in fiscal 2009, $11,793,725 expires in fiscal 2010, $34,182,166 expires in fiscal 2011, $49,698,815 expires in fiscal 2012 and $6,826,078 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2008, was as follows: tax exempt income of $86,295,978. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Effective October 15, 2008 the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility led by Citibank, N.A. (the “Citibank Facility”) and a $300 million credit facility provided byThe Bank of NewYork Mellon (the “BNYM Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2009, the fund did not borrow under either Facility.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2009, the fund was charged $454,396 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2009, the fund was charged $273,887 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2009, the fund was charged $25,355 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2009, the fund was charged $48,479 pursuant to the custody agreement.

During the period ended February 28, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $774,885, custodian fees $52,968, chief compliance officer fees $1,995 and transfer agency per account fees $99,800.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended February 28, 2009, amounted to $155,166,117 and $235,990,115, respectively.

The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

The average daily amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2009, was approximately $27,050,000, with a related weighted average annualized interest rate of 1.37%.

At February 28, 2009, accumulated net unrealized depreciation on investments was $98,626,240, consisting of $67,480,496 gross unrealized appreciation and $166,106,736 gross unrealized depreciation.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a Meeting of the fund’s Board of Directors held on November 10-11, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement,pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information. The Board also discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships that the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in the fund’s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended August 31, 2008, as well as comparisons of total return performance for various periods ended August 31, 2008 and yield performance for one-year periods ended August 31st for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper.The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe. The Manager also provided a comparison of the fund’s total returns to the fund’s Lipper category average returns for the past 10 calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of August 31, 2008.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was higher than the Expense Group median and that the fund’s actual management fee was higher than the Expense Group and Expense Universe medians. The Board also noted that the fund’s total expense ratio was lower than the Expense Group median and less than two basis points higher than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved third or fourth quartile total return rankings (the first quartile being the highest ranking group) in the Performance Group, and second or third quartile total return rankings in the Performance Universe, for each reported time period up to 10 years.The Board received a presentation from the fund’s primary portfolio manager regarding the main factors that contributed to the fund’s performance over the past year. The Board noted the manager’s investment decision-making process and strategy over the past year, as well as the manager’s long-term track record in managing municipal bond funds generally, including the fund. The Board also received a presentation from the Manager which described the significant difference in municipal bond fund total return performance results for periods ended August 31, 2008 and September 30, 2008, and the Manager provided the Board with information indicating the fund’s improved total return ranking for the 1-year period ended September 30, 2008. Further, the Board noted that the fund outperformed its Lipper category average for 5 of the past 10 calendar years. On a yield performance basis, the Board noted that the fund’s 1-year yield performance was variously at, higher, and lower than the Performance Group median for each annual period, and higher than the Performance Universe median for each annual period.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates that were reported in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed the fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.The Manager’s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager for the fund and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund’s was reasonable given the generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance, noting the fund’s generally strong yield performance and total return perfor- mance within the Performance Universe, the portfolio manager’s presentation regarding recent performance, and the manager’s over- all experience and expertise in managing municipal bond funds.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 41

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)